S000000780 [Member] Expense Example - Putnam Dynamic Asset Allocation Growth Fund	Sep. 30, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	786
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	669
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	1,706
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,844
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,487
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	908
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	955
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 834